Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital stock:
Capital stock	₩ 2,969,641	₩ 2,969,641
Hybrid bonds	4,196,968	3,334,531
Capital surplus:
Share premium	11,352,819	11,352,819
Others	742,224	742,224
Capital surplus	12,095,043	12,095,043
Capital adjustments	(582,859)	(664,429)	₩ (687,935)
Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income	(3,053,865)	(614,872)
Gain (loss) on financial assets at fair value through profit or loss (Overlay approach)	(78,276)	141,821
Equity in other comprehensive income of associates	(8,126)	7,595
Foreign currency translation adjustments for foreign operations	(112,283)	(125,219)
Net loss from cash flow hedges	(96,965)	(26,471)
Remeasurement of defined benefit obligation	(91,993)	(343,124)
Other comprehensive income(loss) of separate account	(136,057)	(22,850)
Changes in own credit risk on financial liabilities designated under fair value option	(5,155)	(1,816)
Accumulated other comprehensive income, net of tax	(3,582,720)	(984,936)
Retained earnings	33,342,633	30,541,300
Non-controlling interests	2,691,716	2,247,272
Total equity	51,130,422	49,538,422	₩ 46,356,858	₩ 41,930,381
Common stocks
Capital stock:
Capital stock	2,608,176	2,608,176
Preferred stocks
Capital stock:
Capital stock	₩ 361,465	₩ 361,465